Consolidated Changes in Stockholders' Deficit (USD $)	Preferred Stock, Class A [Member]	Preferred Stock, Class B [Member]	Additional Paid-In Capital Preferred Stock [Member]	Discount On Preferred Stock [Member]	Common Stock Class B [Member]	Additional Paid-In Capital Common Stock [Member]	Deficit [Member]	Accumulated Deficit During The Development Stage [Member]	Total
Balance at Apr. 08, 2010
Balance, shares at Apr. 08, 2010
Founders Stock ($0.001 per share)		1,400,000		(1,399,000)					1,000
Founders Stock ($0.001 per share), shares		1,400,000,000
Shares of Class B Stock issued to service providers in exchange for services rendered ($0.002 per share)					100,000	119,000			219,000
Shares of Class B Stock issued to service providers in exchange for services rendered ($0.002 per share), shares					100,000,000
Net Loss								(265,206)	(265,206)
Balance at Dec. 31, 2010		1,400,000		(1,399,000)	100,000	119,000		(265,206)	(45,206)
Balance, shares at Dec. 31, 2010		1,400,000,000			100,000,000
Preferred Stock issued for cash	1,800,000			(1,067,999)					732,001
Preferred Stock issued for cash, shares	1,800,000
Stock issuance costs, preferred stock ($0.41 per share)			(232,000)						(232,000)
Stock issued for cash					200	199,800			200,000
Stock issued for cash, shares					200,000
Stock issuance costs, common stock						(30,000)			(30,000)
Net Loss								(681,975)	(681,975)
Balance at Dec. 31, 2011	1,800,000	1,400,000	(232,000)	(2,466,999)	100,200	288,800		(947,181)	(57,180)
Balance, shares at Dec. 31, 2011	1,800,000	1,400,000,000			100,200,000
Net Loss								(627,349)	(627,349)
Balance at Dec. 31, 2012	1,800,000	1,400,000	(232,000)	(2,466,999)	100,200	288,800		(1,574,530)	(684,529)
Balance, shares at Dec. 31, 2012	1,800,000	1,400,000,000			100,200,000
Stock issued for cash					12,600	12,400			25,000
Stock issued for cash, shares					12,600,000
Stock issuance costs, common stock
Effect of merger and recapitalization					26,624	(26,624)	(2,072,374)		(2,072,374)
Effect of merger and recapitalization, shares					26,623,524
Puchase of Treasury Shares ($1.00 per share)					(200)	(199,800)			(200,000)
Puchase of Treasury Shares ($1.00 per share), shares					(200,000)
Net Loss								(1,395,101)	(1,395,101)
Balance at Sep. 30, 2013	$ 1,800,000	$ 1,400,000	$ (232,000)	$ (2,466,999)	$ 139,224	$ (74,776)	$ (2,072,374)	$ (2,969,631)	$ (4,327,004)
Balance, shares at Sep. 30, 2013	1,800,000	1,400,000,000			139,223,524